ORDINARY SHARES (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2020 CNY (¥) shares	Jul. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) Vote	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 01, 2018 $ / shares	Feb. 08, 2018 $ / shares	Nov. 02, 2017 $ / shares	Jun. 27, 2016 $ / shares	Apr. 08, 2016 $ / shares	Oct. 30, 2014 $ / shares	May 15, 2014 $ / shares	Dec. 31, 2013 $ / shares shares	Apr. 27, 2013 $ / shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, Shares authorized		5,000,000,000		0	489,944,215								500,000,000
Authorized share capital | $		$ 500,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001								$ 0.0001
Shares issued (in shares)				0	5,614,840
Shares outstanding (in shares)				0	5,614,840
Proceeds from issuance of Class A Ordinary Shares			¥ 548,765,995	$ 84,102,068
Class A
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, Shares authorized		4,600,000,000		4,600,000,000	0
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Shares issued (in shares)				12,210,830	0
Shares outstanding (in shares)				12,210,830	0
Number of shares redesigned to ordinary shares, group one	1,439,102	1,439,102
Number of shares redesigned to ordinary shares, group two	1,891,291	1,891,291
Number of shares redesigned to ordinary shares, group three	1,862,069	1,862,069
Number of shares redesigned to ordinary shares, group four	1,246,621	1,246,621
Number of shares redesigned to ordinary shares, group five	977,961	977,961
Number of shares redesigned to ordinary shares, group six	2,143,786	2,143,786
Number of votes | Vote			1	1
Conversion ratio for each Class B ordinary share			1	1
Class A | IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares upon initial public offering	2,650,000	2,650,000
Issue price (in dollars per share) | $ / shares		$ 32.0
Proceeds from issuance of Class A Ordinary Shares	¥ 549,000,000	$ 78,000,000
Class B
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, Shares authorized		200,000,000		200,000,000	0
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Shares issued (in shares)				5,614,840	0
Shares outstanding (in shares)				5,614,840	0
Number of shares redesigned to ordinary shares, group seven	5,614,840	5,614,840
Number of votes | Vote			5	5
Series A Convertible Preferred Shares
Subsidiary, Sale of Stock [Line Items]
Issue price (in dollars per share) | $ / shares							$ 27.75							$ 0.38
Redesignation conversion ratio	1	1
Number of shares redesigned to ordinary shares, group one	(1,439,102)	(1,439,102)
Par value per share (In dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Series A-1 Redeemable Convertible Preferred Shares
Subsidiary, Sale of Stock [Line Items]
Issue price (in dollars per share) | $ / shares												$ 0.88
Redesignation conversion ratio	1	1
Number of shares redesigned to ordinary shares, group two	(1,891,291)	(1,891,291)
Par value per share (In dollars per share) | $ / shares		$ 0.0001			0.0001
Series B Redeemable Convertible Preferred Shares
Subsidiary, Sale of Stock [Line Items]
Issue price (in dollars per share) | $ / shares											$ 6.63
Redesignation conversion ratio	1	1
Number of shares redesigned to ordinary shares, group three	(1,862,069)	(1,862,069)
Par value per share (In dollars per share) | $ / shares		$ 0.0001			0.0001
Series C Redeemable Convertible Preferred Shares
Subsidiary, Sale of Stock [Line Items]
Issue price (in dollars per share) | $ / shares										$ 12.88
Redesignation conversion ratio	1	1
Number of shares redesigned to ordinary shares, group four	(1,246,621)	(1,246,621)
Par value per share (In dollars per share) | $ / shares		$ 0.0001			0.0001
Series C-1 Redeemable Convertible Preferred Shares
Subsidiary, Sale of Stock [Line Items]
Issue price (in dollars per share) | $ / shares									$ 16.10
Redesignation conversion ratio	1	1
Number of shares redesigned to ordinary shares, group five	(977,961)	(977,961)
Par value per share (In dollars per share) | $ / shares		$ 0.0001			0.0001
Series D Redeemable Convertible Preferred Shares
Subsidiary, Sale of Stock [Line Items]
Issue price (in dollars per share) | $ / shares						$ 27.75		$ 27.75
Redesignation conversion ratio	1	1
Number of shares redesigned to ordinary shares, group six	(2,143,786)	(2,143,786)
Par value per share (In dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, Shares authorized		200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Number of shares redesigned to ordinary shares, group seven	(5,614,840)	(5,614,840)